Debt	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Debt	Debt

($ in millions)	December 31, 2022			December 31, 2021
	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)
4.75% notes due January 2022 (a)	$—	$—	$—	$150	$190	$190
3.75% notes due February 2023 (a)	108	147	147	108	140	137
3.9% notes due July 2030 (a)	503	614	673	550	751	688
6.125% notes due October 2035 (a)	336	452	449	609	1,005	761
6.0% notes due August 2040 (a)	480	631	648	490	795	620
6.25% notes due July 2041 (a)	396	531	531	795	1,349	997
5.2% notes due March 2042 (a)	395	471	529	399	602	500
5.4% notes due February 2043 (a)	367	448	492	377	586	473
	2,585	3,294	3,469	3,478	5,418	4,366
QB2 project financing facility (b)	2,500	3,419	3,322	2,252	2,929	2,785
Carmen de Andacollo short-term loans (c)	52	71	71	—	—	—
Antamina loan agreements (d)	225	305	305	176	223	223
	$5,362	$7,089	$7,167	$5,906	$8,570	$7,374
Less current portion of debt	(454)	(616)	(616)	(168)	(213)	(213)
	$4,908	$6,473	$6,551	$5,738	$8,357	$7,161

The fair values of debt are determined using market values, if available, and discounted cash flows based on our cost of borrowing where market values are not available. The latter are considered Level 2 fair value measurements with significant other observable inputs on the fair value hierarchy (Note 31).

a) Notes Purchased or Redeemed

All of our outstanding notes are redeemable at any time by repaying the greater of the principal amount and the present value of the sum of the remaining scheduled principal and interest amounts discounted at a comparable treasury yield plus a stipulated spread, plus, in each case, accrued interest to, but not including, the date of redemption. In addition, all of our outstanding notes, except for notes due October 2035, are callable at 100% (plus accrued interest to, but not including, the date of redemption) within three to six months of maturity.

On February 1, 2023, we repaid the 3.75% notes due 2023 at maturity for $144 million (US$108 million) plus accrued interest.

In 2022, we purchased US$93 million aggregate principal amount of our outstanding notes pursuant to an open market purchase. The principal amount of the notes purchased comprised US$47 million of the 3.9% notes due 2030, US$24 million of the 6.125% notes due 2035, US$8 million of the 6.25% notes due 2041, US$4 million of the 5.2% notes due 2042 and US$10 million of the 5.4% notes due 2043. The total cost of the purchases, which was funded from cash on hand, including the discounts and accrued interest was $120 million (US$90 million).We recorded a pre-tax gain of $5 million in non-operating income (expense) (Note 11) in connection with these purchases.

In 2022, we also purchased US$650 million aggregate principal amount of our outstanding notes pursuant to cash tender offers. The principal amount of the notes purchased comprised US$249 million of the 6.125% notes due 2035, US$10 million of the 6.0% notes due 2040, and US$391 million of the 6.25% notes due 2041. The total cost of the purchases, which was funded from cash on hand, including the premiums and accrued interest was $909 million (US$703 million). We recorded a pre-tax expense of $63 million in non-operating income (expense) (Note 11) in connection with these purchases.

In January 2022, we redeemed the 4.75% notes due 2022 at maturity for $187 million (US$150 million) plus accrued interest.
19.    Debt (continued)

b) QB2 Project Financing Facility

As at December 31, 2022, the US$2.5 billion limited recourse QB2 project financing facility was fully drawn. Amounts drawn under the facility bear interest at LIBOR plus applicable margins that vary over time and will be repaid in 17 semi-annual instalments starting the earlier of six months after project completion or June 2023. The facility is guaranteed pre-completion on several basis by Teck and SMM/SC pro rata to the respective equity interests in the Series A shares of QBSA. The facility is secured by pledges of Teck’s and SMM/SC’s interests in QBSA and by security over QBSA’s assets, which consist primarily of QB2 project assets.

c) Carmen de Andacollo Short-Term Loans

As at December 31, 2022, we had $71 million (US$52 million) of debt outstanding in the form of fixed rate short-term bank loans with maturities of less than one year. The purpose of the loans is to fund short-term working capital requirements at Carmen de Andacollo.

d) Antamina Loan Agreements

On July 12, 2021, Antamina entered into a US$1.0 billion loan agreement which is fully drawn as at December 31, 2022. Our 22.5% share of the principal value of the loan is US$225 million. Amounts outstanding under this facility bear interest at LIBOR plus an applicable margin. The loan is non-recourse to us and the other Antamina owners and matures in 2026.

On December 24, 2021, Antamina entered into a US$80 million short-term loan agreement, which was repaid in January 2022. Our share of the amount drawn was US$18 million.

e) Revolving Credit Facilities

We maintain a US$4.0 billion sustainability-linked revolving credit facility maturing October 2026. The facility has pricing adjustments where the cost will increase, decrease or remain unchanged based on our sustainability performance. Our sustainability performance over the term of the facility is measured by non-financial variables that are specific to our greenhouse gas emissions intensity, the percentage of women in our workforce and our high-potential safety incidents.

As at December 31, 2022, the facility was undrawn. Any amounts drawn under this facility can be repaid at any time and are due in full at maturity. Amounts outstanding under the facility bear interest at Term SOFR plus an applicable margin based on credit ratings and our sustainability performance, as described above. This facility requires our total net debt-to-capitalization ratio, which was 0.19 to 1.0 at December 31, 2022, not exceed 0.60 to 1.0 (Note 32). This facility does not have an earnings or cash flow-based financial covenant, a credit rating trigger or a general material adverse effect borrowing condition.

We maintain uncommitted bilateral credit facilities primarily for the issuance of letters of credit to support our future reclamation obligations. As at December 31, 2022, we had $2.7 billion of letters of credit outstanding.

We also had $849 million in surety bonds outstanding at December 31, 2022 to support current and future reclamation obligations.
19.    Debt (continued)

f) Scheduled Principal Payments

At December 31, 2022, scheduled principal payments during the next five years and thereafter are as follows:

($ in millions)	US$	CAD$ Equivalent
2023	$454	$616
2024	294	398
2025	294	398
2026	519	703
2027	294	398
Thereafter	3,507	4,749
	$5,362	$7,262

g) Debt Continuity

($ in millions)	US$		CAD$ Equivalent
	2022	2021	2022	2021
As at January 1	$5,816	$4,913	$7,374	$6,255
Cash flows
Proceeds from debt	445	1,305	569	1,639
Redemption, purchase or repayment of debt	(1,026)	(124)	(1,323)	(155)
Revolving credit facilities	—	(262)	—	(335)
Non-cash changes
Loss on debt redemption or purchase	45	—	58	—
Changes in foreign exchange rates	—	—	474	(10)
Finance fees, discount amortization and other	12	(16)	15	(20)
As at December 31	$5,292	$5,816	$7,167	$7,374
QB2 Advances from SMM/SC
In conjunction with the subscription arrangement with SMM/SC, QBSA entered into a subordinated loan facility agreement with SMM/SC to advance QBSA up to US$1.3 billion. The advances are due to be repaid in full at maturity on January 15, 2038. Amounts outstanding under the facility bear interest at LIBOR plus an applicable margin.

In 2022, QBSA entered into a second subordinated loan facility agreement with SMM/SC to advance QBSA up to an additional US$750 million, under similar terms to the existing subordinated loan facility.

($ in millions)	December 31, 2022			December 31, 2021
	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)
QB2 advances from SMM/SC	$1,693	$2,330	$2,279	$1,003	$1,288	$1,263

The fair value of the advances is determined using discounted cash flows based on our cost of borrowing. This is considered a Level 2 fair value measurement with significant observable inputs on the fair value hierarchy (Note 31).

a) QB2 Advances from SMM/SC Carrying Value Continuity

($ in millions)	US$		CAD$ Equivalent
	2022	2021	2022	2021
As at January 1	$997	$734	$1,263	$934
Cash flows
Advances	685	262	899	326
Non-cash changes
Finance fee amortization	1	1	1	1
Changes in foreign exchange rates	—	—	116	2
As at December 31	$1,683	$997	$2,279	$1,263